Assets pledged	12 Months Ended
Dec. 31, 2017
Disclosure of offsetting of financial liabilities [abstract]
Disclosure of collateral [text block]

The section presents information on the Group’s investments in subsidiaries, joint ventures and associates and its interests in structured entities. Detail is also given on securitisation transactions the Group has entered into and arrangements that are held off-balance sheet.

40 Assets pledged

Assets are pledged as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets pledged as collateral include all assets categorised as encumbered in the disclosure on page 129 (unaudited), other than those held in commercial paper conduits.  In these transactions, Barclays will be required to step in to provide financing itself under a liquidity facility if the vehicle cannot access the commercial paper market. The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	2017	2016
	£m	£m
Trading portfolio assets	73,899	51,241
Financial assets at fair value	4,798	3,195
Loans and advances to customers	41,772	30,414
Cash collateral	56,351	68,797
Financial investments	15,058	13,053
Non current assets held for sale	-	117
Assets pledged	191,878	166,817

Barclays has an additional £9bn (2016: £14bn) of loans and advances within its asset backed funding programmes that can readily be used to raise additional secured funding and are available to support future issuance.

Total assets pledged includes a collateral pool put in place to provide security for the UKRF funding deficit. Refer to Note 35 for further details.

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	2017	2016
	£m	£m
Fair value of securities accepted as collateral	608,412	466,975
Of which fair value of securities re-pledged/transferred to others	547,637	405,582

Additional disclosure has been included in collateral and other credit enhancements (see pages 89 to 99).